STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,412,157	$ 1,386,664	$ 1,304,128	$ 1,286,674	$ 1,386,664	$ 1,286,674
Total other comprehensive (loss) income	(8,927)		4,045		(22,666)	6,532
Equity at end of period	1,473,572	1,412,157	1,336,228	1,304,128	1,473,572	1,336,228
Interest expense	18,788		19,748		36,736	41,460
Cost of sales	1,923,505		1,944,601		3,850,202	3,754,729
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	29,650	24,403	34,035	40,417	24,403	40,417
Other comprehensive income attributable to Dole plc before reclassifications, net of tax	4,615	10,139	(1,237)	3,432
Gross amounts reclassified from accumulated other comprehensive loss	(8,881)	(7,156)	(4,148)	(4,223)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,432	2,264	7,723	(5,591)
Total other comprehensive (loss) income	(2,834)	5,247	2,338	(6,382)
Equity at end of period	26,816	29,650	36,373	34,035	26,816	36,373
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gross amounts reclassified from accumulated other comprehensive loss	(8,881)		(4,148)		(16,037)	(8,371)
Interest expense	(1,042)				15,696	5,034
Cost of sales	7,839		7,267			13,405
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(48,229)	(48,229)	(36,938)	(36,938)	(48,229)	(36,938)
Other comprehensive income attributable to Dole plc before reclassifications, net of tax	0	0	0	0
Gross amounts reclassified from accumulated other comprehensive loss	0	0	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0		0
Total other comprehensive (loss) income	0	0	0	0
Equity at end of period	(48,229)	(48,229)	(36,938)	(36,938)	(48,229)	(36,938)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(103,545)	(86,965)	(98,008)	(107,612)	(86,965)	(107,612)
Other comprehensive income attributable to Dole plc before reclassifications, net of tax	(4,415)	(16,580)	960	9,604
Gross amounts reclassified from accumulated other comprehensive loss	0	0	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0	0	0
Total other comprehensive (loss) income	(4,415)	(16,580)	960	9,604
Equity at end of period	(107,960)	(103,545)	(97,048)	(98,008)	(107,960)	(97,048)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(122,124)	(110,791)	(100,911)	(104,133)	(110,791)	(104,133)
Other comprehensive income attributable to Dole plc before reclassifications, net of tax	200	(6,441)	(277)	13,036
Gross amounts reclassified from accumulated other comprehensive loss	(8,881)	(7,156)	(4,148)	(4,223)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	1,432	2,264	7,723	(5,591)
Total other comprehensive (loss) income	(7,249)	(11,333)	3,298	3,222
Equity at end of period	$ (129,373)	$ (122,124)	$ (97,613)	$ (100,911)	$ (129,373)	$ (97,613)